Business Overview - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended	9 Months Ended		12 Months Ended							0 Months Ended	12 Months Ended	0 Months Ended
	Jul. 01, 2014	Jul. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 31, 2011	Oct. 27, 2011	Feb. 24, 2011	Feb. 23, 2011	Feb. 18, 2011 Redeemable preferred stock [Member]	Dec. 31, 2011 Redeemable preferred stock [Member]	Jul. 01, 2014 IPO [Member]	Jul. 01, 2014 IPO [Member]
Class of Stock [Line Items]
Preferred stock dividend to common stockholders												26,839,707	26,840,000
Common stock shares authorized			150,000,000		150,000,000	150,000,000				150,000,000	120,000,000
Redeemable convertible preferred stock, shares authorized			0		36,000,000	36,000,000				36,000,000
Common stock, par value (in dollars per share)			$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, par value ( in dollars per share))			$ 0.0000		$ 0.0001	$ 0.0001			$ 0.0001
Stock split ratio		3
Shares of stock sold as part of public offering												26,839,707	7,894,000	8,900,000
Shares of stock sold by certain stockholders as part of underwritten public offering														11,570,000
Shares of stock sold by certain stockholders as part of underwriterss options to purchase additional shares through underwritten public offering														2,670,000
Initial public offering price (in US$ per share)						$ 17.08									$ 24.00
Aggregate gross proceeds from sale of stock	$ 200,800,000		$ 200,784,000	$ 0	$ 0	$ 0	$ 0
Underwriting discounts and commissions of initial public offering														12,800,000
Initial offering costs incurred														$ 6,200,000